Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income before Income Tax, Domestic and Foreign
For financial reporting purposes, loss before provision for income taxes includes the following (in thousands):

	Year Ended December 31,
	2020	2019
Domestic	$(16,934)	$(71,644)
Foreign	(1,053)	(330)

Loss before provision for income taxes	$(17,987)	$(71,974)

Summary of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	127	90
Foreign	—	—
Total current provision	127	90
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred provision	—	—

Total expense	$127	$90

Summary of Effective Income Tax Rate Reconciliation
Income tax provision related to continuing operations differs from the amounts computed by applying the statutory income tax rate of 21% to pretax loss as follows (in thousands):

	Year Ended December 31,
	2020	2019
Tax at statutory rate	$(3,777)	$(15,115)
State taxes, net of federal benefits	(364)	(2,690)
Change in valuation allowance	3,948	16,560
Stock-based compensation	698	1,471
Warrant compensation	(403)	—
Other, net	25	(136)

Total	$127	$90

Summary of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$44,342	$39,990
Reserves and accruals	68	163
Stock-based compensation	732	283
Inventory	211	315
Other intangibles	52	—
Deferred revenue	33	—
Other deferred tax assets	378	274

Total gross deferred tax assets	45,816	41,025
Less valuation allowance	(44,576)	(40,496)

Total deferred tax assets	1,240	529
Deferred tax liabilities:
Fixed assets	(1,206)	(321)
Other deferred tax liabilities	(34)	(208)

Total deferred tax liabilities	(1,240)	(529)

Net deferred tax assets	$—	$—